UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2014

Date of reporting period:	7/31/2013

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2013, at the beginning of the period and held through the six-month period ended July 31, 2013.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,000.80	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,005.80	0.03%	$0.15
Hypothetical	$1,000.00	$1,024.65	0.03%	$0.15

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2013, and divided by the 365 days in the Fund’s fiscal year ended January 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

2	Visit our website at www.prudentialfunds.com

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 12.6%
Bank of Montreal	0.273%(a)	06/18/14	289,600	$289,600,000
Bank of Montreal	0.763(a)	09/23/13	31,000	31,023,997
Bank of Nova Scotia	0.273(a)	06/19/14	181,500	181,500,000
Bank of Nova Scotia Houston	0.453(a)	09/16/13	6,250	6,251,471
Bank of Nova Scotia Houston	0.476(a)	03/27/14	100,000	100,138,480
Bank of Nova Scotia Houston	0.484(a)	11/18/13	23,150	23,166,698
Bank of Nova Scotia Houston	0.523(a)	01/03/14	8,250	8,258,395
Bank of Nova Scotia Houston	0.686(a)	10/18/13	8,700	8,708,252
Bank of Nova Scotia Houston	0.725(a)	02/13/14	45,000	45,097,184
Bank of Nova Scotia Houston	0.775(a)	02/10/14	45,000	45,107,920
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.200	09/10/13	290,600	290,600,000
Branch Banking & Trust Co.	0.180	08/05/13	330,500	330,500,000
Canadian Imperial Bank of Commerce	0.272(a)	06/13/14	223,000	223,000,000
Commonwealth Bank of Australia	1.518(a)	01/17/14	3,000	3,017,457
Credit Suisse (NY Branch)	0.240	09/03/13	158,000	158,000,000
Deutsche Bank AG(NY Branch)	0.250	10/28/13	213,500	213,500,000
DNB Bank ASA,	0.255	01/24/14	172,000	171,995,801
HSBC Bank PLC, 144A	0.304(a)	05/23/14	65,000	65,000,000
JPMorgan Chase & Co.	0.250	10/02/13	167,000	167,000,000
JPMorgan Chase Bank NA	0.200	11/18/13	162,000	162,000,000
JPMorgan Chase Bank NA	0.330	02/18/14	169,000	169,000,000
National Australia Bank Ltd.	0.275(a)	08/09/13	90,000	90,001,237
Norinchukin Bank (NY Branch)	0.180	09/03/13	210,000	210,000,000
Rabobank Nederland	0.260	09/12/13	84,600	84,605,906
Royal Bank of Canada	0.320(a)	01/25/14	80,000	80,000,000
Sumitomo Mitsui Banking Corp.	0.230	09/12/13	115,000	115,000,000
Sumitomo Mitsui Banking Corp.	0.230	09/12/13	184,000	184,000,000
Svenska Handelsbanken AB	0.215	08/26/13	288,550	288,551,001
Svenska Handelsbanken AB	0.823(a)	09/25/13	40,000	40,037,199
Toronto Dominion Bank	0.140	08/26/13	25,000	25,000,000
Toronto Dominion Bank	0.220	11/22/13	300,000	300,000,000
Wells Fargo Bank NA	0.150	08/20/13	79,000	79,000,000
Wells Fargo Bank NA	0.182(a)	10/09/13	162,000	162,000,000
Wells Fargo Bank NA	0.198(a)	12/06/13	200,000	200,000,000
Wells Fargo Bank NA	0.243(a)	07/11/14	47,000	47,000,000
Wells Fargo Bank NA	0.245(a)	03/07/14	100,000	100,000,000
Westpac Banking Corp.	0.332(a)	11/21/13	20,000	20,005,270

				4,717,666,268

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER 24.1%
ABN AMRO Funding USA LLC, 144A	0.270%(b)	08/12/13	50,000	$49,995,875
ABN AMRO Funding USA LLC, 144A	0.270(b)	08/14/13	50,000	49,995,125
ABN AMRO Funding USA LLC, 144A	0.270(b)	09/04/13	162,700	162,658,512
Australia & New Zealand Banking Group Ltd., 144A	0.195(b)	08/09/13	122,000	121,994,713
Australia & New Zealand Banking Group Ltd., 144A	0.349(a)	08/16/13	108,000	108,006,166
BMW US Capital LLC, 144A	0.120(b)	08/09/13	19,300	19,299,485
Commonwealth Bank of Australia, 144A	0.175(b)	09/16/13	211,000	210,952,818
Commonwealth Bank of Australia, 144A	0.240(b)	12/23/13	37,000	36,964,480
Credit Agricole North America, Inc.	0.200(b)	08/01/13	290,000	290,000,000
DNB Bank ASA	0.273(a)	06/11/14	174,000	174,000,000
DNB Bank ASA, 144A	0.200(b)	11/04/13	133,000	132,929,806
DNB Bank ASA, 144A	0.346(a)	01/22/14	76,700	76,700,000
DNB Bank ASA, 144A	0.422(a)	09/20/13	274,600	274,600,000
Electricite de France, 144A	0.170(b)	08/26/13	16,000	15,998,111
Electricite de France, 144A	0.210(b)	10/08/13	83,000	82,967,077
Electricite de France, 144A	0.210(b)	10/09/13	37,500	37,484,906
Electricite de France, 144A	0.210(b)	10/21/13	50,000	49,976,375
Electricite de France, 144A	0.210(b)	10/25/13	151,750	151,674,757
Electricite de France, 144A	0.220(b)	10/22/13	40,540	40,519,685
Electricite de France, 144A	0.230(b)	11/12/13	100,000	99,934,195
Electricite de France, 144A	0.230(b)	11/14/13	25,000	24,983,229
Exxon Mobil Corp.	0.120(b)	10/01/13	330,250	330,182,849
General Electric Capital Corp.	0.150(b)	10/07/13	150,000	149,958,125
General Electric Capital Corp.	0.240(b)	01/28/14	213,000	212,744,400
HSBC Bank PLC, 144A	0.325(a)	05/07/14	75,000	75,000,000
HSBC Bank PLC, 144A	0.345(a)	01/31/14	230,600	230,600,000
HSBC USA, Inc.	0.190(b)	08/26/13	142,000	141,981,264
ING (U.S.) Funding LLC	0.200(b)	08/15/13	56,000	55,995,644
ING (U.S.) Funding LLC	0.250(b)	11/13/13	125,000	124,909,722
ING (U.S.) Funding LLC	0.250(b)	11/14/13	96,700	96,629,490
International Bank for Reconstruction & Development	0.090(b)	09/04/13	437,600	437,562,804
International Bank for Reconstruction & Development	0.100(b)	09/09/13	30,000	29,996,750
International Bank for Reconstruction & Development	0.100(b)	09/10/13	125,000	124,986,111

See Notes to Financial Statements.

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Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL PAPER (Continued)
International Bank for Reconstruction & Development	0.100%(b)	11/04/13	23,500	$23,493,799
International Bank for Reconstruction & Development	0.120(b)	10/04/13	38,000	37,991,893
International Bank for Reconstruction & Development	0.120	10/11/13	360,000	359,914,800
International Finance Corp.	0.096(b)	10/16/13	85,000	84,982,794
International Finance Corp.	0.100(b)	08/08/13	81,000	80,998,425
International Finance Corp.	0.100(b)	09/10/13	89,000	88,990,111
National Australia Funding Delaware, 144A	0.170(b)	08/30/13	230,000	229,968,503
National Australia Funding Delaware, 144A	0.180(b)	09/16/13	50,000	49,988,500
Nestle Capital Corp., 144A	0.125(b)	09/26/13	240,000	239,953,333
Nestle Capital Corp., 144A	0.200(b)	09/06/13	140,700	140,671,860
Nestle Finance International Ltd.	0.100(b)	08/12/13	89,000	88,997,281
Nestle Finance International Ltd.	0.125(b)	10/10/13	73,600	73,582,111
Nordea Bank AB, 144A	0.190(b)	09/06/13	50,000	49,990,500
Nordea Bank AB, 144A	0.230(b)	11/21/13	70,700	70,649,410
Nordea Bank AB, 144A	0.245(b)	01/24/14	179,000	178,785,598
Philip Morris International, Inc., 144A	0.110(b)	08/19/13	50,000	49,997,250
Philip Morris International, Inc., 144A	0.120(b)	08/01/13	50,000	50,000,000
Philip Morris International, Inc., 144A	0.120(b)	08/07/13	125,000	124,997,500
PSP Capital, Inc., 144A	0.140(b)	10/16/13	38,000	37,988,769
PSP Capital, Inc., 144A	0.144(b)	08/15/13	57,000	56,996,800
PSP Capital, Inc., 144A	0.150(b)	08/19/13	47,000	46,996,475
PSP Capital, Inc., 144A	0.150(b)	08/22/13	50,000	49,995,625
PSP Capital, Inc., 144A	0.150(b)	10/04/13	50,000	49,986,667
PSP Capital, Inc., 144A	0.200(b)	12/11/13	17,840	17,826,917
PSP Capital, Inc., 144A	0.200(b)	12/16/13	50,000	49,961,944
Sanofi Aventis, 144A	0.140(b)	09/16/13	106,800	106,780,895
Sanofi Aventis, 144A	0.140(b)	09/19/13	50,000	49,990,472
Sanofi Aventis, 144A	0.140(b)	09/27/13	372,650	372,569,375
Schlumberger Investment SA, 144A	0.130(b)	09/12/13	60,000	59,990,900
Schlumberger Investment SA, 144A	0.130(b)	09/30/13	90,000	89,980,500
Schlumberger Investment SA, 144A	0.160(b)	10/10/13	150,000	149,953,333
Siemens Capital Co. LLC, 144A	0.120(b)	08/02/13	97,500	97,499,675
Skandinaviska Enskilda Banken AB, 144A	0.240(b)	09/04/13	278,000	277,936,987
Skandinaviska Enskilda Banken AB, 144A	0.240(b)	09/10/13	10,000	9,997,333
State Street Corp.	0.150(b)	10/07/13	81,000	80,977,388
State Street Corp.	0.160(b)	09/05/13	249,500	249,461,189

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Swedbank AB	0.240%(b)	09/03/13	140,000	$139,969,200
Swedbank AB	0.240(b)	09/04/13	150,000	149,966,000
Toyota Motor Credit Corp.	0.180(b)	10/01/13	75,000	74,977,125
Toyota Motor Credit Corp.	0.180(b)	10/02/13	123,000	122,961,870
Toyota Motor Credit Corp.	0.180(b)	10/10/13	100,000	99,965,000
Toyota Motor Credit Corp.	0.200(b)	09/03/13	8,000	7,998,533
U.S. Bank National Association	0.150	08/05/13	332,500	332,500,000
U.S. Bank National Association	0.220(b)	12/23/13	13,000	12,988,560
U.S. Bank National Association	0.300(b)	08/27/13	10,000	9,997,833

				9,052,351,507

CORPORATE BONDS 1.0%
Bank of Montreal	0.180	08/28/13	30,000	30,000,674
Canadian Imperial Bank of Commerce	1.450	09/13/13	48,000	48,064,812
General Electric Capital Corp.	0.402(a)	03/20/14	9,728	9,735,749
General Electric Capital Corp.	0.901(a)	04/07/14	10,310	10,355,194
HSBC Bank PLC, 144A	0.925(a)	08/12/13	3,590	3,590,772
International Bank for Reconstruction & Development, Sr. Unsecured Notes	3.500(b)	10/08/13	24,140	24,289,473
International Finance Corp.	0.330	08/01/13	42,700	42,700,000
Metropolitan Life Global Funding I, 144A	0.674(a)	12/12/13	24,000	24,032,651
Metropolitan Life Global Funding I, 144A	2.000	01/10/14	69,700	70,186,774
Nordea Bank AB, Sr. Unsecured Notes, 144A	1.168(a)	01/14/14	44,850	45,040,464
Nordea Bank AB, Sr. Unsecured Notes, 144A	2.125	01/14/14	39,500	39,818,370
Westpac Banking Corp., Sr. Unsecured Notes, 144A	0.816(a)	10/18/13	10,000	10,013,346
Westpac Banking Corp., Sr. Unsecured Notes, 144A	1.006(a)	03/31/14	12,500	12,562,113

				370,390,392

MUNICIPAL BONDS 1.4%
New York St. Urban Dev. Corp. Rev. Taxable-St. Pers. Income Tax-A-2	5.640	12/15/13	1,405	1,432,734
Port Auth. NY & NJ Cons., 176th Series	0.400	12/02/13	7,750	7,750,493
Princeton University	0.140	08/01/13	22,000	22,000,000
Regional Transn. Dist. CO Sales Tax Rev. Refund Taxable	0.250	11/01/13	5,855	5,855,000
San Diego Reg. Airport Auth. Rev. Taxable	0.200	09/05/13	5,045	5,045,000
Texas St. Tax. & Rev. Antic NTS	2.500	08/30/13	410,710	411,474,675

See Notes to Financial Statements.

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Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

MUNICIPAL BONDS (Continued)
University of Texas, VRDN	0.040%(a)	08/01/34	200	$ 200,000
University of Texas Permanent Univ. Fund	0.120	08/15/13	23,500	23,500,000
University of Texas Permanent Univ. Fund	0.120	08/15/13	5,000	5,000,000
University of Texas Permanent Univ. Fund	0.140	10/09/13	25,000	25,000,000
University of Texas Permanent Univ. Fund	0.150	08/02/13	15,000	15,000,000
University of Texas Finance System Rev., Taxable, VRDN	0.050(a)	08/01/33	270	270,000
University of Texas Finance System Rev., Taxable, VRDN	0.120	08/15/13	14,258	14,258,000

				536,785,902

OTHER CORPORATE OBLIGATIONS 4.3%
Australia & New Zealand Banking Group Ltd., MTN, 144A	0.943(a)	09/24/13	76,000	76,080,164
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A	1.068(a)	01/17/14	20,000	20,073,609
International Bank for Reconstruction & Development	0.500	11/26/13	236,700	236,971,728
JPMorgan Chase Bank NA	0.306(a)	07/31/14	156,500	156,500,000
Metlife Institutional Funding II, 144A	0.339(a)	01/10/14	71,000	71,000,000
Nordea Bank AB, Sr. Unsec’d. Notes, 144A	1.750	10/04/13	55,300	55,446,032
Royal Bank of Canada	0.568(a)	04/17/14	181,146	181,532,280
Royal Bank of Canada (NY Branch)	0.310(a)	03/26/14	67,000	67,000,000
Toronto Dominion Bank	0.259(a)	07/28/14	277,600	277,600,000
Toyota Motor Credit Corp., MTN	0.280(a)	04/07/14	157,700	157,700,000
Toyota Motor Credit Corp., MTN	0.274(a)	12/09/13	156,000	156,000,000
Wal-Mart Stores, Inc., Sr. Unsecured Notes	5.403(a)	06/01/14	165,000	172,087,579

				1,627,991,392

TIME DEPOSITS 6.1%
Australia & New Zealand Banking Group Ltd.	0.200	08/05/13	190,000	190,000,000
Australia & New Zealand Banking Group Ltd.(f)	0.200	08/12/13	370,000	370,000,000
Natixis	0.100	08/01/13	200,000	200,000,000
Svenska Handelsbanken AB	0.070	08/01/13	188,284	188,284,000
Svenska Handelsbanken AB	0.100	08/07/13	460,000	460,000,000
U.S. Bank National Association	0.110	08/01/13	404,177	404,177,000
U.S. Bank National Association	0.150	08/01/13	482,748	482,748,000

				2,295,209,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS 36.9%
Federal Farm Credit Bank	0.130%(b)	10/17/13	41,500	$ 41,488,461
Federal Farm Credit Bank	0.132(a)	09/19/13	145,000	144,998,029
Federal Farm Credit Bank	0.182(a)	11/19/13	37,305	37,308,441
Federal Home Loan Bank	0.017	12/19/13	25,000	24,998,355
Federal Home Loan Bank	0.050(b)	10/07/13	169,000	168,984,274
Federal Home Loan Bank	0.053(b)	10/30/13	236,000	235,965,230
Federal Home Loan Bank	0.055(b)	10/23/13	524,300	524,229,760
Federal Home Loan Bank	0.065(a)	08/13/13	46,670	46,669,310
Federal Home Loan Bank	0.079(b)	09/11/13	443,389	443,349,093
Federal Home Loan Bank	0.080(b)	10/16/13 - 10/17/13	304,000	303,948,311
Federal Home Loan Bank	0.084(a)	01/27/14	120,000	119,965,028
Federal Home Loan Bank	0.087(b)	08/16/13	112,500	112,495,644
Federal Home Loan Bank	0.090(b)	09/13/13 - 09/18/13	666,525	666,444,713
Federal Home Loan Bank	0.090	11/26/13 - 01/30/14	440,000	439,958,509
Federal Home Loan Bank	0.093(a)	09/19/13	349,000	348,987,559
Federal Home Loan Bank	0.096(b)	11/13/13	70,000	69,980,789
Federal Home Loan Bank	0.100	11/01/13 - 12/20/13	1,217,345	1,217,276,845
Federal Home Loan Bank	0.102(b)	09/27/13	880,000	879,858,830
Federal Home Loan Bank	0.104(b)	09/20/13	205,000	204,970,319
Federal Home Loan Bank	0.107(b)	09/25/13	259,600	259,556,739
Federal Home Loan Bank	0.110	10/25/13 - 01/29/14	734,500	734,443,192
Federal Home Loan Bank	0.112(a)	01/17/14 - 01/22/14	805,700	805,663,521
Federal Home Loan Bank	0.120	10/16/13	109,000	109,004,030
Federal Home Loan Bank	0.131(a)	05/15/14	238,000	237,995,406
Federal Home Loan Bank	0.135(b)	12/20/13	45,000	44,976,206
Federal Home Loan Bank	0.135(a)	05/01/14 - 05/09/14	346,000	345,994,281
Federal Home Loan Bank	0.139(a)	11/26/13	194,500	194,487,427
Federal Home Loan Bank	0.140	09/05/13	31,700	31,700,225
Federal Home Loan Bank	0.143(a)	02/28/14 - 02/28/14	326,000	325,951,644
Federal Home Loan Bank	0.145(a)	04/04/14	202,000	201,993,108
Federal Home Loan Bank	0.150	09/11/13	261,000	260,996,062
Federal Home Loan Bank	0.150(a)	02/25/14	40,000	40,001,311
Federal Home Loan Bank	0.154(a)	11/13/13	136,000	136,000,000
Federal Home Loan Bank	0.159(a)	11/26/13	193,000	193,000,000
Federal Home Loan Bank	0.250	09/06/13	23,000	23,003,902
Federal Home Loan Bank	0.280	11/04/13	185,000	185,080,153
Federal Home Loan Bank	0.320	12/11/13	37,000	37,026,263
Federal Home Loan Bank	0.375	11/27/13	100,000	100,084,097
Federal Home Loan Bank	1.000	09/13/13	1,545	1,546,561
Federal Home Loan Bank	4.875	12/13/13	915	930,779

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	0.080%(b)	01/08/14	178,490	$ 178,426,537
Federal Home Loan Mortgage Corp.	0.085(b)	09/05/13	100,000	99,991,736
Federal Home Loan Mortgage Corp.	0.090(b)	10/28/13 - 11/06/13	169,125	169,085,926
Federal Home Loan Mortgage Corp.	0.093(b)	09/30/13	50,000	49,992,250
Federal Home Loan Mortgage Corp.	0.100(b)	11/25/13	35,000	34,988,722
Federal Home Loan Mortgage Corp.	0.120(b)	08/12/13 - 08/27/13	264,000	263,980,020
Federal Home Loan Mortgage Corp.	0.131(a)	09/13/13	1,127,000	1,126,974,649
Federal Home Loan Mortgage Corp.	0.150(b)	01/15/14	15,328	15,317,334
Federal Home Loan Mortgage Corp.	0.160(b)	10/22/13 -10/29/13	230,000	229,911,511
Federal Home Loan Mortgage Corp.	4.875	11/15/13	12,318	12,486,106
Federal National Mortgage Association	0.065(b)	09/04/13	50,000	49,996,931
Federal National Mortgage Association	0.070(b)	08/22/13	124,000	123,994,937
Federal National Mortgage Association	0.080(b)	01/02/14	100,000	99,965,778
Federal National Mortgage Association	0.090(b)	09/16/13 - 09/18/13	154,033	154,014,766
Federal National Mortgage Association	0.098(b)	08/19/13	335,000	334,985,725
Federal National Mortgage Association	0.100(b)	09/25/13	200,000	199,969,444
Federal National Mortgage Association	0.120(b)	08/15/13	14,383	14,382,329
Federal National Mortgage Association	0.130(b)	10/01/13	86,000	85,981,056
Federal National Mortgage Association	0.143(b)	12/26/13	115,767	115,699,297
Federal National Mortgage Association	0.500	08/09/13	5,175	5,175,420
Federal National Mortgage Association	1.000	09/23/13	143,200	143,376,698
Federal National Mortgage Association	2.750	02/05/14	13,099	13,272,899

				13,823,282,478

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Bills	0.050(b)	08/22/13	169,000	168,995,071
U.S. Treasury Notes	0.125	09/30/13	36,500	36,499,274
U.S. Treasury Notes	0.250	10/31/13 - 01/31/14	1,153,800	1,154,354,421

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.500%	11/15/13	416,500	$ 416,993,312
U.S. Treasury Notes	0.750	09/15/13	100,000	100,075,026
U.S. Treasury Notes	1.000	01/15/14	200,000	200,837,708
U.S. Treasury Notes	2.750	10/31/13	60,000	60,396,488
U.S. Treasury Notes	3.125	09/30/13	100,000	100,490,080

				2,238,641,380

REPURCHASE AGREEMENTS(h) 10.0%
BNP Paribas Securities Corp. 0.08%, dated 07/31/13, due 08/01/13 in the amount of $426,615,948			426,615	426,615,000
Deutsche Bank Securities, Inc. 0.04%, dated 07/29/13, due 08/05/13 in the amount of $224,501,746			224,500	224,500,000
0.10%, dated 07/31/13, due 08/01/13 in the amount of $528,875,469			528,874	528,874,000
Goldman Sachs & Co. 0.06%, dated 07/25/13, due 08/01/13 in the amount of $917,788,707			917,778	917,778,000
HSBC USA, Inc. 0.10%, dated 07/31/13, due 08/01/13 in the amount of $400,001,111			400,000	400,000,000
Merrill Lynch & Co., Inc. 0.04%, dated 07/29/13, due 08/05/13 in the amount of $269,502,096			269,500	269,500,000
0.06%, dated 07/31/13, due 08/07/13 in the amount of $334,561,903			334,558	334,558,000
Morgan Stanley & Co., Inc. 0.04%, dated 07/29/13, due 08/05/13 in the amount of $359,479,796			359,477	359,477,000
RBS Securities, Inc. 0.08%, dated 07/31/13, due 08/01/13 in the amount of $280,481,623			280,481	280,481,000

				3,741,783,000

TOTAL INVESTMENTS 102.4% (amortized cost $38,404,101,319)(c)				38,404,101,319
Liabilities in excess of other assets (2.4)%				(885,299,246)

NET ASSETS 100.0%				$37,518,802,073

See Notes to Financial Statements.

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The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

MTN—Medium Term Note

VRDN—Variable Rate Demand Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2013.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(f)	Indicates a security or securities that have been deemed illiquid.
(h)	Repurchase agreements are collateralized by the following U.S. Government Agency securities, with the aggregate value, including accrued interest, of $3,816,636,274:

Issue	Coupon Rate	Maturity Dates
FHLB	0.10% - 7.02%	08/01/13 - 06/09/28
FHLMC	0.00% - 6.75%	08/12/13 - 08/01/43
FNMA	0.00% - 7.25%	08/09/13 - 08/01/43

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$4,717,666,268	$—
Commercial Paper	—	9,052,351,507	—
Corporate Bonds	—	370,390,392	—
Municipal Bonds	—	536,785,902	—
Other Corporate Obligations	—	1,627,991,392	—
Time Deposits	—	2,295,209,000	—
U.S. Government Agency Obligations	—	13,823,282,478	—
U.S. Treasury Obligations	—	2,238,641,380	—
Repurchase Agreements	—	3,741,783,000	—

Total	$—	$38,404,101,319	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2013 was as follows:

U.S. Government Agency Obligations	36.9%
Commercial Paper	24.1
Certificates of Deposit	12.6
Repurchase Agreements	10.0
Time Deposits	6.1
U.S. Treasury Obligations	6.0
Other Corporate Obligations	4.3
Municipal Bonds	1.4
Corporate Bonds	1.0

102.4
Liabilities in excess of other assets	(2.4)

100.0%

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar arrangements that permit offsetting. The information

See Notes to Financial Statements.

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about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Repurchase agreements	$3,741,783,000	$—	$—	$3,741,783,000
Collateral Amounts Pledged/(Received):
Repurchase Agreements				(3,741,783,000)

Net Amount				$—

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	13

Prudential Core Taxable Money Market Fund

Statement of Assets & Liabilities

as of July 31, 2013 (Unaudited)

Assets
Investments, at amortized cost which approximates fair value:
Unaffiliated Investments	$34,662,318,319
Repurchase Agreements	3,741,783,000
Cash	42,106
Receivable for investments sold	37,999,768
Interest receivable	19,649,875

Total assets	38,461,793,068

Liabilities
Payable for investments purchased	937,878,443
Dividends payable	4,811,732
Management fee payable	169,923
Accrued expenses and other liabilities	114,230
Affiliated transfer agent fee payable	16,667

Total liabilities	942,990,995

Net Assets	$37,518,802,073

Net assets were comprised of:
Common stock, at par	$37,518,809
Paid-in capital in excess of par	37,481,268,773

37,518,787,582
Undistributed net investment income	14,491

Net assets, July 31, 2013	$37,518,802,073

Net asset value, offering price and redemption price per share ($37,518,802,073 ÷ 37,518,808,677 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

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Prudential Core Taxable Money Market Fund

Statement of Operations

Six Months Ended July 31, 2013 (Unaudited)

Net Income
Income
Interest income	$29,738,185

Expenses
Management fee	838,605
Insurance expenses	96,000
Custodian’s fees and expenses	73,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000) (Note 3)	51,000
Audit fee	11,000
Legal fees and expenses	9,000
Trustees’ fees	5,000
Shareholders’ reports	2,000
Miscellaneous	15,405

Total expenses	1,101,010

Net investment income	28,637,175

Realized Gain On Investments
Net realized gain on investment transactions	651,124

Net Increase In Net Assets Resulting From Operations	$29,288,299

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	15

Prudential Core Taxable Money Market Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2013	Year Ended January 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$28,637,175	$71,130,126
Net realized gain on investment transactions	651,124	988,733

Net increase in net assets resulting from operations	29,288,299	72,118,859

Dividends and distributions from net investment income and net realized gains (Note 1)	(29,286,924)	(72,132,423)

Fund share transactions (Note 6)
Net proceeds from shares sold	156,149,607,153	273,453,130,892
Net asset value of shares issued in reinvestment of dividends	29,697,195	71,881,967
Cost of shares reacquired	(151,794,881,364)	(271,709,910,377)

Net increase in net assets from Fund share transactions	4,384,422,984	1,815,102,482

Total increase	4,384,424,359	1,815,088,918

Net Assets:
Beginning of period	33,134,377,714	31,319,288,796

End of period(a)	$37,518,802,073	$33,134,377,714

(a) Includes undistributed net investment income of:	$14,491	$13,116

See Notes to Financial Statements.

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Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 98.5%
ASSET-BACKED SECURITIES 35.7%

Non-Residential Mortgage-Backed Securities 20.3%
Ally Auto Receivables Trust, Series 2010-5, Class A4	AAA(a)	1.750%	03/15/16	5,000	$5,035,600
Series 2012-1, Class A3	Aaa	0.930	02/15/16	8,000	8,018,904
Series 2012-2, Class A3	Aaa	0.740	04/15/16	13,975	13,989,618
Series 2013-1, Class A3	Aaa	0.630	05/15/17	8,400	8,368,760
Series 2013-SN1, Class A2	Aaa	0.520	05/20/15	7,000	7,001,092
American Express Credit Account Master Trust, Series 2008-6, Class A	Aaa	1.391(b)	02/15/18	17,033	17,369,470
Series 2011-1, Class A	Aaa	0.361(b)	04/15/17	16,945	16,948,863
Series 2012-2, Class A	AAA(a)	0.680	03/15/18	600	599,923
Series 2012-3, Class A	AAA(a)	0.341(b)	03/15/18	20,700	20,669,985
Series 2013-1, Class A	Aaa	0.610(b)	02/16/21	27,800	27,800,000
BA Credit Card Trust, Series 2007-A1, Class A1	Aaa	5.170	06/15/19	2,500	2,828,383
Series 2007-A3, Class A3	Aaa	0.211(b)	11/15/16	1,000	997,889
Series 2007-A4, Class A4	Aaa	0.231(b)	11/15/19	6,227	6,186,394
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780	06/15/16	12,100	12,111,071
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590	06/20/14	4,773	4,773,546
CarMax Auto Owner Trust, Series 2011-3, Class A3	Aaa	1.070	06/15/16	10,714	10,751,070
Series 2012-1, Class A3	AAA(a)	0.890	09/15/16	11,000	11,023,001
Series 2013-2, Class A3	AAA(a)	0.640	01/16/18	15,000	14,919,570
Chase Issuance Trust, Series 2007-A3, Class A3	Aaa	5.230	04/15/19	22,846	25,910,425
Series 2012-A9, Class A9	AAA(a)	0.341(b)	10/15/17	40,925	40,871,716
Series 2013-1, Class A2	Aaa	0.420	03/15/16	9,750	9,742,229
Series 2013-A6, Class A6	AAA(a)	0.610(b)	07/15/20	20,000	20,000,280
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7	Aaa	4.150	07/07/17	12,538	13,386,735
Series 2005-A9, Class A9	Aaa	5.100	11/20/17	15,305	16,804,446
Series 2006-A3, Class A3	Aaa	5.300	03/15/18	15,061	16,764,429
Series 2007-A8, Class A8	Aaa	5.650	09/20/19	6,030	6,991,158

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2008-A6, Class A6	Aaa	1.392%(b)	05/20/17	3,000	$3,055,680
Series 2013-A2, Class A2	AAA(a)	0.471(b)	05/24/18	18,800	18,696,299
Discover Card Master Trust, Series 2010-A2, Class A2	AAA(a)	0.771(b)	03/15/18	25,225	25,430,735
Series 2011-A3, Class A	Aaa	0.401(b)	03/15/17	2,000	1,999,782
Series 2012-A1, Class A1	Aaa	0.810	08/15/17	13,650	13,694,977
Series 2012-A3, Class A3	Aaa	0.860	11/15/17	1,500	1,503,837
Series 2012-A5, Class A5	Aaa	0.391(b)	01/15/18	21,500	21,501,698
Series 2013-A3, Class A3	Aaa	0.371(b)	10/15/18	23,200	23,110,773
Ford Credit Auto Lease Trust, Series 2012-A, Class A2	Aaa	0.630	04/15/14	833	833,200
Series 2013-A, Class A2	Aaa	0.460	05/15/15	14,000	13,970,908
Ford Credit Auto Owner Trust, Series 2012-A, Class A3	Aaa	0.840	08/15/16	6,910	6,921,562
Series 2012-B, Class A3	AAA(a)	0.720	12/15/16	6,200	6,213,888
Series 2012-D, Class A3	Aaa	0.510	04/15/17	7,900	7,896,714
Series 2013-B, Class A3	Aaa	0.570	10/15/17	7,100	7,072,786
GE Business Loan Trust, Series 2003-2A, Class A, 144A	Aa1	0.561(b)	11/15/31	4,750	4,548,501
Series 2004-2A, Class A, 144A	Aa1	0.411(b)	12/15/32	4,839	4,554,988
Series 2006-2A, Class A, 144A	Aa3	0.371(b)	11/15/34	7,731	6,977,144
GE Capital Credit Card Master Note Trust, Series 2012-4, Class A	Aaa	0.491(b)	06/15/18	50,000	49,958,400
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	Aaa	1.040	09/21/15	3,700	3,709,687
Series 2013-1A, Class A2, 144A	Aaa	0.730	01/25/16	12,000	11,988,750
Harley-Davidson Motorcycle Trust, Series 2011-2, Class A2	Aaa	0.710	05/15/15	232	231,744
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770	01/15/16	7,700	7,716,563
Series 2013-2, Class A3	Aaa	0.530	02/16/17	17,700	17,647,396
Series 2013-3, Class A2	Aaa	0.540	01/15/16	13,000	12,999,961
Hyundai Auto Lease Securitization Trust, Series 2012-A, Class A2, 144A	Aaa	0.680	01/15/15	8,007	8,008,789

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2	AAA(a)	0.660%	04/15/14	778	$778,329
Series 2013-A, Class A2	AAA(a)	0.490	06/15/15	35,000	34,944,000
Nissan Auto Lease Trust, Series 2013-A, Class A2B	Aaa	0.321(b)	09/15/15	24,800	24,733,065
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A3	Aaa	0.950	02/16/16	14,500	14,545,269
Series 2012-A, Class A3	Aaa	0.730	05/15/16	2,500	2,505,715
TAL Advantage LLC, Series 2006-1A, Class Note, 144A	Baa2	0.382(b)	04/20/21	2,750	2,708,277
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	Aaa	0.630	12/20/15	13,000	13,000,429
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3	AAA(a)	0.850	08/22/16	30,000	30,073,350
World Omni Auto Receivables Trust, Series ABS Auto-a, Class A3	AAA(a)	0.640	04/16/18	3,600	3,578,602
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710	01/15/15	2,454	2,452,930

					749,429,285

Residential Mortgage-Backed Securities 15.4%
ABFC Trust, Series 2003-AHL1, Class A1	A1	4.184	03/25/33	650	638,349
Series 2003-OPT1, Class A3	Baa3	0.873(b)	04/25/33	1,051	981,680
Series 2004-HE1, Class M1	Caa2	1.093(b)	03/25/34	1,480	1,328,857
Series 2004-OPT5, Class A4	BBB+(a)	1.443(b)	06/25/34	8,576	8,050,454
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	Aa1	0.543(b)	01/25/35	2,000	1,936,829
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	Ca	2.743(b)	11/25/33	152	124,621

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2003-OP1, Class M1	Ba3	1.243%(b)	12/25/33	3,388	$3,114,135
Series 2004-FM1, Class M1	B2	1.093(b)	09/25/33	671	607,782
Series 2004-OP1, Class M1	Ba3	0.973(b)	04/25/34	5,789	5,001,461
Series 2005-HE2, Class M2	A3	0.868(b)	04/25/35	164	163,866
Aegis Asset-Backed Securities Trust, Series 2004-2, Class A1	Aaa	0.793(b)	06/25/34	263	259,009
Ally Auto Receivables Trust, Series 2004-HE10, Class M1	Baa1	1.168(b)	12/25/34	1,216	1,108,801
Series 2004-HE7, Class M1	Baa2	1.093(b)	08/25/34	4,738	4,343,304
American Express Credit Account Master Trust, Series 2003-HE3, Class M1	B3	1.243(b)	11/25/33	5,502	4,994,807
Ameriquest Mortgage Securities, Inc., Series 2003-11, Class AV2	A2	0.933(b)	12/25/33	558	513,702
Series 2003-12, Class M1	B1	1.318(b)	01/25/34	890	817,131
Series 2003-8, Class M1	B3	1.243(b)	10/25/33	4,693	4,190,789
Series 2003-9, Class AV2	A2	0.873(b)	09/25/33	450	432,415
Series 2004-R3, Class A4	Aaa	0.643(b)	05/25/34	249	245,228
Series 2004-R6, Class A1	A1	0.613(b)	07/25/34	3,435	3,198,940
Series 2005-R3, Class A1B	Aaa	0.453(b)	05/25/35	1,511	1,493,685
Series 2005-R9, Class AF4	Aaa	4.695	11/25/35	1,500	1,501,965
Series 2005-R9, Class AF5	Aa3	4.695	11/25/35	1,808	1,642,725
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	B1	1.543(b)	02/25/33	9,931	9,166,473
Series 2004-R8, Class M1	Baa1	1.153(b)	09/25/34	15,240	14,583,857
Series 2005-R11, Class A2D	A1	0.523(b)	01/25/36	309	302,753
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	B2	1.993(b)	07/25/32	103	56,233
Argent Securities, Inc., Series 2003-W2, Class M4	B2	3.071(b)	09/25/33	1,000	798,530
Series 2003-W3, Class M2	B2	2.893(b)	09/25/33	12,586	11,546,570
Series 2003-W4, Class M1	A3	1.393(b)	10/25/33	4,940	4,775,346

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2003-W5, Class M1	Baa1	1.243%(b)	10/25/33	116	$115,760
Series 2003-W7, Class A2	Aaa	0.973(b)	03/25/34	266	241,848
Series 2004-W5, Class M1	Ba2	1.093(b)	04/25/34	504	464,221
Series 2004-W6, Class AV2	Aa2	0.643(b)	05/25/34	488	453,073
Series 2004-W6, Class M1	Baa1	0.743(b)	05/25/34	1,413	1,370,516
Series 2004-W7, Class M1	A3	1.018(b)	05/25/34	18,431	16,998,136
Series 2004-W8, Class A2	A2	1.153(b)	05/25/34	230	219,405
Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1	Caa1	1.063(b)	07/25/34	992	900,920
Asset-Backed Securities Corp., Series 2003-HE5, Class M2	C	3.043(b)	09/15/33	439	314,841
Series 2003-HE6, Class A2	Aaa	0.873(b)	11/25/33	193	178,166
Series 2004-HE1, Class M1	Ba1	1.243(b)	01/15/34	1,890	1,798,992
Series 2004-HE2, Class M1	Ba3	1.018(b)	04/25/34	381	347,697
Series 2005-HE6, Class M1	A3	0.683(b)	07/25/35	255	254,986
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	Ba1	1.003(b)	06/25/34	433	394,180
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	B1	1.013(b)	06/25/43	1,185	958,261
Series 2004-1, Class M1	A+(a)	0.843(b)	06/25/34	4,030	3,677,078
Series 2004-HE2, Class M1	Ba1	1.093(b)	03/25/34	7,087	6,431,410
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	Baa1	1.168(b)	03/25/34	1,969	1,816,307
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 2A1	A1	0.693(b)	05/25/32	404	376,024
Series 2003-1, Class 2A2	A1	0.853(b)	11/25/32	661	611,084
Series 2003-2, Class 2A2	Aa2	0.753(b)	02/25/33	450	412,685
Citicorp Residential Mortgage Trust, Series 2007-2, Class M3	C	5.989	06/25/37	5,560	658,121
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	Aa2	0.913(b)	10/25/34	507	506,945
Series 2005-HE3, Class M1	Ba1	0.650(b)	09/25/35	2,000	1,920,088

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Conseco Finance Corp., Series 2001-C, Class M1	A1	0.891%(b)	08/15/33	764	$709,954
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	Ba3	1.318(b)	03/25/32	197	179,819
Series 2003-2, Class 3A	B1	0.689(b)	08/26/33	929	804,293
Series 2003-BC4, Class M1	Ba3	1.243(b)	07/25/33	370	344,551
Series 2004-1, Class M1	Ba1	0.943(b)	03/25/34	1,570	1,456,615
Series 2004-ECC1, Class M1	Ba1	1.138(b)	11/25/34	3,628	3,330,179
Series 2005-2, Class M1	A3	0.613(b)	08/25/35	514	513,177
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1	Ba3	0.810(b)	01/25/32	1,766	1,601,236
Series 2001-HE25, Class M1	Ba3	1.793(b)	03/25/32	550	499,579
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	B2	1.210(b)	11/25/33	1,428	1,321,425
Series 2004-CB3, Class M1	Ba1	0.970(b)	03/25/34	675	614,542
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	Ba1	3.043(b)	12/25/32	148	99,347
Series 2004-2, Class M1	Baa1	1.018(b)	10/25/34	1,909	1,784,810
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	B2	4.860(b)	07/25/33	114	113,016
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	Ba1	1.063(b)	11/25/34	11,482	10,171,635
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FF5, Class A1	AA+(a)	0.913(b)	08/25/34	492	432,582
First NLC Trust, Series 2005-2, Class M1	B1	0.673(b)	09/25/35	2,500	1,981,872
Fremont Home Loan Trust, Series 2003-B, Class M1	Ba1	1.243(b)	12/25/33	755	698,223
Series 2004-1, Class M1	Baa3	0.868(b)	02/25/34	2,015	1,782,468
Series 2004-2, Class M1	A3	1.048(b)	07/25/34	853	775,505
Series 2004-B, Class M1	Ba1	1.063(b)	05/25/34	5,754	5,157,638
Series 2004-C, Class M1	B1	1.173(b)	08/25/34	7,882	6,943,057

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	Baa2	0.553%(b)	10/25/35	1,879	$1,778,365
GSAMP Trust, Series 2003-FM1, Class M2	Ca	2.967(b)	03/20/33	142	72,489
Series 2004-FM1, Class M1	Ba1	1.168(b)	11/25/33	9,541	9,206,466
Series 2004-FM1, Class M2	Caa1	2.293(b)	11/25/33	192	170,288
Series 2004-NC1, Class M1	B3	1.018(b)	03/25/34	3,810	3,474,655
Home Equity Asset Trust, Series 2002-3, Class M1	B3	1.543(b)	02/25/33	1,123	947,407
Series 2002-4, Class M1	B3	1.693(b)	03/25/33	1,052	986,808
Series 2003-2, Class M1	B1	1.513(b)	08/25/33	1,956	1,856,660
Series 2003-3, Class M1	Ba3	1.480(b)	08/25/33	2,282	2,084,508
Series 2003-4, Class M1	Ba3	1.393(b)	10/25/33	10,233	9,405,784
Series 2003-8, Class M1	Ba1	1.273(b)	04/25/34	849	784,632
Series 2004-1, Class M1	B2	1.138(b)	06/25/34	15,571	14,139,308
Series 2004-2, Class M1	Ba3	0.988(b)	07/25/34	4,291	3,869,688
Series 2004-3, Class M1	Ba1	1.048(b)	08/25/34	2,754	2,506,618
Series 2005-3, Class M2	A1	0.850(b)	08/25/35	882	861,607
Series 2005-5, Class M1	A1	0.673(b)	11/25/35	2,625	2,548,515
HSBC Home Equity Loan Trust, Series 2005-3, Class A1	Aaa	0.452(b)	01/20/35	192	188,231
Series 2006-1, Class M1	Aa1	0.472(b)	01/20/36	10,072	9,595,019
Series 2006-1, Class M2	Aa1	0.492(b)	01/20/36	899	839,355
Series 2006-2, Class M1	Aa1	0.462(b)	03/20/36	4,183	4,078,160
Series 2006-2, Class M2	Aa1	0.482(b)	03/20/36	6,020	5,855,221
Series 2006-3, Class A4	Aaa	0.432(b)	03/20/36	7,997	7,688,828
Series 2007-1, Class AS	Aaa	0.392(b)	03/20/36	587	573,356
Series 2007-1, Class M1	A1	0.572(b)	03/20/36	430	385,979
Series 2007-2, Class A4	A1	0.492(b)	07/20/36	400	371,635
Series 2007-2, Class M2	Ba2	0.562(b)	07/20/36	1,000	824,720
Series 2007-3, Class A4	Aa2	1.692(b)	11/20/36	5,360	5,140,851
Series 2007-3, Class M2	Ba1	2.692(b)	11/20/36	3,500	3,321,514
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	B2	0.443(b)	03/25/36	1,400	990,375
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	B3	1.315(b)	07/25/33	2,140	1,956,260

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2003-4, Class M1	B2	1.213%(b)	08/25/33	3,507	$3,229,512
Series 2004-1, Class M1	A3	0.943(b)	02/25/34	29,430	26,893,046
Series 2004-2, Class M1	B1	0.723(b)	06/25/34	10,658	9,798,309
Series 2004-3, Class M1	Ba1	1.048(b)	07/25/34	11,630	11,077,587
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	Aa2	0.893(b)	09/25/34	806	727,273
Series 2004-OPT2, Class A2	Aa1	0.893(b)	09/25/34	170	155,127
Series 2004-WMC3, Class M1	A3	1.018(b)	10/25/34	2,056	1,874,604
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2	Baa1	3.043(b)	02/25/34	295	305,155
Series 2004-HE2, Class A1A	AAA(a)	0.593(b)	08/25/35	51	46,001
Series 2004-HE2, Class M1	BB+(a)	0.993(b)	08/25/35	1,582	1,377,204
Series 2004-WMC1, Class M2	B3	1.843(b)	10/25/34	2,543	2,192,027
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M1	Caa1	1.693(b)	11/25/32	835	767,052
Series 2003-HE1, Class M1	Ba2	1.393(b)	05/25/33	3,568	3,408,500
Series 2003-NC5, Class M1	B3	1.468(b)	04/25/33	6,212	5,978,272
Series 2003-NC5, Class M3	C	3.643(b)	04/25/33	225	123,109
Series 2003-NC8, Class M1	Caa1	1.243(b)	09/25/33	2,431	2,246,836
Series 2003-NC8, Class M2	C	2.818(b)	09/25/33	252	228,568
Series 2003-NC10, Class M1	B2	1.213(b)	10/25/33	560	508,148
Series 2004-HE1, Class A4	AAA(a)	0.933(b)	01/25/34	1,253	1,238,298
Series 2004-HE5, Class M1	B3	1.138(b)	06/25/34	1,627	1,522,554
Series 2004-HE7, Class M1	Baa1	1.093(b)	08/25/34	3,607	3,313,275
Series 2004-HE8, Class A4	Aaa	0.953(b)	09/25/34	469	418,111
Series 2004-HE8, Class M1	Baa1	1.153(b)	09/25/34	19,810	17,262,731
Series 2004-NC1, Class M1	Baa2	1.243(b)	12/25/33	1,948	1,862,065
Series 2004-NC5, Class M1	Caa1	1.093(b)	05/25/34	996	873,928
Series 2004-WMC2, Class M1	Ba3	1.108(b)	07/25/34	2,196	2,057,218
Morgan Stanley Dean Witter Capital I, Series 2002-AM2, Class M1	B3	1.318(b)	05/25/32	983	879,897
Series 2002-AM3, Class A3	Aa2	1.173(b)	02/25/33	2,205	2,049,276
Series 2002-AM3, Class M2	Ca	3.193(b)	02/25/33	391	314,034
Series 2002-NC5, Class M1	B3	1.603(b)	10/25/32	1,017	924,786

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2002-NC5, Class M2	Ca	2.593%(b)	10/25/32	223	$178,242
Series 2003-NC3, Class M1	B3	1.543(b)	03/25/33	1,068	1,018,727
Series 2003-NC3, Class M3	Ca	3.568(b)	03/25/33	310	225,223
New Century Home Equity Loan Trust, Series 2003-4, Class M1	Baa3	1.318(b)	10/25/33	6,597	6,353,339
Series 2003-6, Class M1	Ba3	1.273(b)	01/25/34	10,890	9,897,075
Series 2004-1, Class M1	B3	1.078(b)	05/25/34	7,617	6,964,208
Series 2004-2, Class A4	Aaa	1.293(b)	08/25/34	2,714	2,579,729
Series 2004-3, Class M1	Baa2	1.123(b)	11/25/34	12,150	10,942,566
Series 2004-4, Class M1	Ba1	0.958(b)	02/25/35	17,258	15,004,033
Option Mortgage Loan Trust, Series 2004-1, Class M1	B1	1.093(b)	01/25/34	2,278	2,075,411
Option One Mortgage Loan Trust, Series 2002-6, Class M1	Caa3	1.318(b)	11/25/32	242	202,075
Series 2003-2, Class A2	Baa3	0.793(b)	04/25/33	1,706	1,566,697
Series 2003-5, Class A2	Baa3	0.833(b)	08/25/33	712	649,957
Series 2003-6, Class A2	A1	0.853(b)	11/25/33	2,080	1,883,795
Series 2004-2, Class M1	B2	0.988(b)	05/25/34	5,907	5,214,379
Series 2005-3, Class M1	A3	0.663(b)	08/25/35	2,460	2,216,721
Park Place Securities, Inc., Series 2004-WCW1, Class M2	A3	0.870(b)	09/25/34	1,298	1,277,478
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	Ba1	5.042	09/25/34	1,597	1,597,050
Series 2005-B, Class M1	A3	0.673(b)	08/25/35	1,776	1,766,146
Series 2006-B, Class A3	Ba1	0.473(b)	05/25/36	2,081	1,843,783
Quest Trust, Series 2006-X2, Class A2, 144A	Ca	0.483(b)	08/25/36	6,000	3,593,964
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	A2	1.050(b)	06/25/33	458	436,890
Series 2004-1, Class M2	Caa3	1.443(b)	05/25/34	408	228,621
Residentail Asset Securities Corp., Series 2004-KS1, Class AI5	Baa3	5.221	02/25/34	4,000	4,238,968

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Residential Asset Mortgage Product, Series 2004-RS3, Class AI4	Baa1	5.335%	03/25/34	760	$811,029
Series 2004-RS8, Class AI5	Ba1	5.980	08/25/34	15,000	15,646,440
Residential Asset Securities Corp., Series 2003-KS11, Class AI5	A2	5.550	01/25/34	4,600	4,827,521
Series 2004-KS3, Class AI5	Ba1	4.770	04/25/34	7,750	8,159,556
Series 2004-KS5, Class AI5	Caa1	5.600	06/25/34	10,308	10,673,584
Series 2005-KS3, Class M3	A2	0.623(b)	04/25/35	3,104	3,024,621
Series 2006-KS1, Class A4	Baa1	0.493(b)	02/25/36	470	450,070
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	A+(a)	1.288(b)	03/25/32	4,719	4,351,958
Saxon Asset Securities Trust, Series 2001-2, Class M1	Caa3	0.985(b)	03/25/31	706	569,680
Series 2001-3, Class M1	Caa1	1.360(b)	07/25/31	375	317,068
Series 2003-2, Class AF5	Baa1	5.022	08/25/32	2,609	2,664,130
Series 2003-3, Class M2	Caa3	2.590(b)	12/25/33	159	119,486
Series 2004-2, Class AF3	Baa3	4.947(b)	08/25/35	4,914	4,995,916
Series 2005-3, Class M1	A3	0.650(b)	11/25/35	7,309	6,865,322
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	B1	0.973(b)	02/25/34	6,619	6,062,208
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	Ba1	1.393(b)	01/25/34	562	530,216
Series 2003-BC3, Class M1	Ba2	1.168(b)	08/25/34	8,006	7,585,836
Series 2004-BC1, Class M1	A3	0.958(b)	02/25/35	1,736	1,618,913
Series 2004-BC4, Class A1B	A3	0.993(b)	10/25/35	832	730,959
Series 2006-BC1, Class A2C	Baa3	0.393(b)	12/25/36	553	544,220
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	AA+(a)	0.873(b)	01/25/33	268	256,663
Series 2003-BC10, Class A4	A+(a)	1.193(b)	10/25/33	10,448	9,690,329
Series 2004-2, Class A4	BB+(a)	0.895(b)	03/25/34	14,910	13,679,556
Series 2004-4, Class A4	AAA(a)	0.993(b)	04/25/34	3,782	3,403,536
Series 2004-7, Class A8	AAA(a)	1.393(b)	08/25/34	1,400	1,236,162

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Securities Corp., Series 2006-OW1, Class A4, 144A	CCC(a)	0.393%(b)	12/25/35	680	$610,459
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	Aa3	0.613(b)	10/25/34	45	42,627
Wells Fargo Home Equity Trust, Series 2004-1, Class 1A	Aa3	0.493(b)	04/25/34	4,445	4,165,097
Series 2004-1, Class 2A1	A2	0.493(b)	04/25/34	4,561	4,209,850

					570,610,458

TOTAL ASSET-BACKED SECURITIES (cost $1,253,558,489)					1,320,039,743

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.8%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	AAA(a)	5.620	02/10/51	9,000	9,140,634
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2	AAA(a)	5.634(b)	04/10/49	513	518,723
Series 2007-2, Class A2FL, 144A	AAA(a)	0.343(b)	04/10/49	5,094	4,942,642
Series 2007-3, Class A2FL, 144A	Aaa	0.363(b)	06/10/49	1,768	1,764,739
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668	07/10/43	22,344	23,628,244
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	AAA(a)	5.736	06/11/50	17,221	17,902,381
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4	AAA(a)	5.610(b)	03/11/39	4,740	5,168,107
CD Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.484(b)	01/15/46	7,205	7,803,570
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A3	Aaa	5.431	10/15/49	5,636	5,724,762

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Cobalt Commercial Mortgage Trust, Series 2006-C1, Class A4	AA+(a)	5.223%	08/15/48	3,448	$3,737,549
COMM Mortgage Trust, Series 2006-C7, Class A4	AAA(a)	5.747(b)	06/10/46	8,100	8,917,914
Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224(b)	04/10/37	10,000	10,694,650
Series 2006-GG7, Class A4	Aaa	6.056(b)	07/10/38	8,000	8,855,880
Series 2007-GG9, Class A2	Aaa	5.381	03/10/39	13,699	14,095,101
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	AAA(a)	5.567(b)	02/15/39	3,580	3,903,768
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832	04/15/37	22,020	23,088,234
DBRR Trust, Series 2012-EZ1, Class A, 144A	Aaa	0.946	09/25/45	25,365	25,407,987
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2	AAA(a)	5.506(b)	04/10/38	567	577,043
Series 2006-GG8, Class A4	Aaa	5.560	11/10/39	37,086	41,045,042
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(a)	5.553(b)	04/10/38	3,510	3,818,852
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1	Aaa	5.419(b)	01/12/43	1,337	1,374,596
Series 2006-CB14, Class A4	Aaa	5.481(b)	12/12/44	10,510	11,369,056
Series 2006-IDP8, Class A3FL	Aaa	0.351(b)	05/15/45	889	885,444
Series 2007-ID11, Class A2FL	Aaa	0.331(b)	06/15/49	25,473	25,188,377
Series 2007-IDPX, Class A2SF	Aaa	0.321(b)	01/15/49	1,986	1,984,368
Series 2007-LD12, Class A2	Aaa	5.827	02/15/51	777	794,177
Series 2011-C5, Class A2	Aaa	3.149	08/15/46	10,000	10,485,440
Series 2013-C12, Class A3	Aaa	3.272	07/15/45	10,000	10,019,420
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	Aaa	5.396(b)	12/15/44	4,000	4,085,736
Series 2007-LD11, Class A2	Aaa	5.988(b)	06/15/49	7,982	8,178,991
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A2FL, 144A	Aaa	5.840(b)	07/15/44	66	65,648

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A2	AAA(a)	5.103%	11/15/30	260	$260,832
Series 2006-C1, Class A2	AAA(a)	5.084	02/15/31	27	27,054
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(a)	5.872(b)	05/12/39	15,000	16,517,715
Series 2006-C2, Class A4	Aaa	5.742(b)	08/12/43	15,000	16,640,400
Series 2007-C1, Class A2FL, 144A	A(a)	0.502(b)	06/12/50	1,351	1,337,654
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(a)	5.657(b)	02/12/39	5,000	5,430,045
Series 2006-4, Class A2FL	Aaa	0.312(b)	12/12/49	5,177	5,168,092
Series 2006-4, Class A3	Aaa	5.172(b)	12/12/49	7,000	7,655,249
Series 2007-6, Class A2	Aaa	5.331	03/12/51	843	844,223
Series 2007-6, Class A2FL, 144A	Aaa	0.332(b)	03/12/51	23,087	22,933,326
Series 2007-8, Class ASB	AAA(a)	6.026(b)	08/12/49	1,393	1,455,342
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2	Aaa	1.972	08/15/45	24,000	24,282,744
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL	Aaa	0.351(b)	04/15/49	13,441	13,207,451
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	Aaa	2.533	12/10/45	21,000	20,243,622
Wachovia Bank Commercial Mortgage Trust, Series 2003-C7, Class A2, 144A	Aaa	5.077(b)	10/15/35	174	174,452
Series 2004-C10, Class A4	Aaa	4.748	02/15/41	8,043	8,131,928
Series 2005-C22, Class A4	Aaa	5.465(b)	12/15/44	1,315	1,414,418
Series 2006-C23, Class A4	Aaa	5.418(b)	01/15/45	12,222	13,139,299
Series 2006-C23, Class A5	Aaa	5.416(b)	01/15/45	9,500	10,407,221
Series 2006-C25, Class A4	Aaa	5.915(b)	05/15/43	6,045	6,627,944
Series 2006-C25, Class A5	Aaa	5.915(b)	05/15/43	10,700	11,888,770
Series 2006-C27, Class A3	Aaa	5.765(b)	07/15/45	27,215	29,308,732
Series 2006-C28, Class A4	Aaa	5.572	10/15/48	11,992	13,285,781
Series 2006-C29, Class A3	Aaa	5.313	11/15/48	21,496	21,763,944
Series 2007-C30, Class A3	Aaa	5.246	12/15/43	572	572,359

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-C33, Class A3	Aaa	6.123%(b)	02/15/51	1,098	$1,123,191

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $539,891,535)					549,008,863

CORPORATE BONDS 46.9%

Automotive 2.9%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	0.648(b)	05/26/16	22,500	22,490,685
Sr. Unsec’d. Notes, 144A	A1	1.625	09/20/13	15,000	15,023,895
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	0.870(b)	01/09/15	11,700	11,738,493
Gtd. Notes, 144A	A3	1.250	01/11/16	28,000	27,931,232
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	Baa1	1.150	09/15/15	15,000	14,984,715
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.022(b)	03/21/14	15,000	15,049,350

					107,218,370

Banking 18.7%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	A2	2.035(b)	01/30/14	30,000	30,211,500
American Express Credit Corp., Sr. Unsec’d. Notes	A2	0.774(b)	07/29/16	15,300	15,308,843
Sr. Unsec’d. Notes, MTN	A2	1.374(b)	06/12/15	35,000	35,503,440
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.009(b)	01/10/14	25,000	25,079,250
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	0.603(b)	09/15/14	5,000	4,995,100
Sr. Unsec’d. Notes	Baa2	3.700	09/01/15	30,000	31,386,060
Bank of Montreal (Canada), Sr. Unsec’d. Notes	Aa3	1.300	07/15/16	50,000	50,179,400

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	Aa3	0.495%(b)	10/23/15	15,000	$15,024,645
Sr. Unsec’d. Notes	Aa3	0.700	10/23/15	20,000	19,974,120
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	Aa2	0.788(b)	07/15/16	25,000	25,022,050
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	Aa3	0.786(b)	07/18/16	25,000	25,014,825
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.250	08/07/15	30,000	30,575,010
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	Aa2	1.850	01/10/14	30,000	30,190,590
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	A3	1.273(b)	02/07/14	25,000	25,076,000
HSBC Bank PLC (United Kingdom), 144A	Aa3	1.068(b)	01/17/14	30,000	30,114,180
ING Bank NV (Netherlands), 144A	A2	1.586(b)	10/18/13	25,000	25,074,450
ING Bank NV (Netherlands), Sr. Notes, 144A	A2	2.000	10/18/13	10,000	10,027,100
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	0.928(b)	10/15/15	25,000	25,062,525
Sr. Unsec’d. Notes, MTN	A2	1.065(b)	01/24/14	25,000	25,091,500
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	1.865(b)	01/24/14	35,000	35,179,340
Nordea Bank AB (Sweden), 144A	Aa3	1.750	10/04/13	25,000	25,062,500
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	Aa3	0.501(b)	01/06/15	15,000	15,020,010
Sr. Unsec’d. Notes, MTN	Aa3	0.644(b)	03/08/16	26,000	26,033,774
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550	09/18/15	25,000	25,519,625
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	Aa1	0.453(b)	05/01/15	30,000	30,005,220

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	1.264%(b)	01/28/14	14,526	$14,594,185
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	1.197(b)	06/26/15	10,000	10,119,530
Sr. Unsec’d. Notes	A2	1.500	07/01/15	30,000	30,374,070

					690,818,842

Brokerage 0.5%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	1.375	06/01/15	7,200	7,299,792
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	3.000	05/25/10	50,000	12,312,500

					19,612,292

Cable 0.9%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	0.805(b)	04/15/16	35,000	35,082,075

Capital Goods 2.6%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.375	05/20/14	25,000	25,198,600
Unsec’d. Notes, MTN	A2	1.550	12/20/13	10,000	10,046,460
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	0.674(b)	10/04/13	20,000	20,018,180
Unsec’d. Notes	A2	0.750	01/22/16	20,000	20,078,700
United Technologies Corp., Sr. Unsec’d. Notes	A2	0.775(b)	06/01/15	20,000	20,137,240

					95,479,180

Chemicals 1.1%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(d)	A2	0.693(b)	03/25/14	40,000	40,109,680

Consumer 0.9%
eBay, Inc., Sr. Unsec’d. Notes(d)	A2	0.875	10/15/13	12,000	12,015,780

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Consumer (cont’d.)
VF Corp., Sr. Unsec’d. Notes	A3	1.024%(b)	08/23/13	20,000	$20,008,260

					32,024,040

Electric 1.1%
Georgia Power Co., Sr. Unsec’d. Notes	A3	0.593(b)	03/15/16	20,000	20,005,500
National Rural Utilities Cooperative Finance Corp., Collateral Trust	A1	1.125	11/01/13	10,000	10,018,790
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	1.200	06/01/15	10,000	10,054,270

					40,078,560

Energy-Integrated 0.8%
Chevron Corp., Sr. Unsec’d. Notes	Aa1	0.889	06/24/16	8,700	8,723,125
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	0.648(b)	01/15/16	20,000	20,132,740

					28,855,865

Foods 2.5%
General Mills, Inc., Sr. Unsec’d. Notes	A3	0.564(b)	01/29/16	25,000	24,987,675
Kellogg Co., Sr. Unsec’d. Notes	Baa1	0.505(b)	02/13/15	23,000	23,010,603
PepsiCo, Inc., Sr. Notes	A1	0.483(b)	02/26/16	20,000	20,010,260
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	1.850	01/15/15	23,000	23,326,485

					91,335,023

Healthcare & Pharmaceutical 4.5%
Baxter International, Inc., Sr. Unsec’d. Notes	A3	0.445(b)	12/11/14	5,000	5,002,045
Sr. Unsec’d. Notes	A3	0.950	06/01/16	10,000	10,015,110

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	0.700%	03/18/16	37,500	$37,242,938
McKesson Corp., Sr. Unsec’d. Notes	Baa2	0.950	12/04/15	5,000	5,011,630
Merck & Co, Inc, Sr. Unsec’d. Notes	A2	0.464(b)	05/18/16	40,000	40,064,880
Quest Diagnostics, Inc., Gtd. Notes	Baa2	1.123(b)	03/24/14	20,000	20,058,260
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(d)	A1	0.586(b)	03/28/14	30,000	30,066,330
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	1.175(b)	11/08/13	17,000	17,036,397

					164,497,590

Insurance 2.7%
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	0.776(b)	09/27/13	35,000	35,027,545
Metropolitan Life Global Funding I, 144A	Aa3	1.019(b)	01/10/14	30,000	30,089,760
New York Life Global Funding, Sr. Sec’d. Notes, 144A	Aaa	3.000	05/04/15	13,025	13,553,776
Principal Life Global Funding II, Sec’d. Notes, 144A	Aa3	0.643(b)	05/27/16	20,000	20,022,360

					98,693,441

Lodging 0.5%
Carnival Corp. (Panama), Gtd. Notes	Baa1	1.200	02/05/16	17,000	16,901,995

Metals 1.6%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	0.544(b)	02/18/14	30,000	30,039,060
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050	10/23/15	30,000	29,870,910

					59,909,970

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance 1.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	0.871%(b)	01/08/16	20,000	$20,059,180
Sr. Unsec’d. Notes, MTN	A1	1.000	01/08/16	25,000	24,954,850
Sr. Unsec’d. Notes, MTN	A1	1.074(b)	12/29/14	1,000	1,003,543

					46,017,573

Pipelines & Other 0.5%
TransCanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	0.750	01/15/16	20,000	19,891,260

Retailers 0.3%
Walgreen Co., Sr. Unsec’d. Notes	Baa1	0.772(b)	03/13/14	10,000	10,015,320

Technology 1.4%
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500	11/01/13	5,000	5,011,320
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	0.673(b)	05/30/14	8,250	8,233,112
Sr. Unsec’d. Notes	Baa1	1.550	05/30/14	10,000	10,044,000
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	0.550	02/06/15	30,000	30,040,890

					53,329,322

Telecommunications 1.7%
AT&T, Inc., Sr. Unsec’d. Notes	A3	0.660(b)	02/12/16	37,000	37,106,634
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	0.886(b)	03/28/14	25,000	25,072,675

					62,179,309

Tobacco 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	A3	1.400	06/05/15	20,000	20,200,020

TOTAL CORPORATE BONDS (cost $1,761,124,676)					1,732,249,727

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS 1.1%
Port Authority of New York & New Jersey, Rev. Bonds, 176th Series	Aa3	0.500%	12/01/14	6,300	$6,294,708
University of California, Fltg. Rate Nts., Taxable, Series Y-1	Aa1	0.775(b)	07/01/41	33,775	33,791,550

TOTAL MUNICIPAL BONDS (cost $40,112,131)					40,086,258

TOTAL LONG-TERM INVESTMENTS (cost $3,594,686,831)					3,641,384,591

				Shares
SHORT-TERM INVESTMENTS 1.6%
AFFILIATED MONEY MARKET MUTUAL FUND 0.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,368,220)(Note 4)(f)				6,368,220	6,368,220

				Principal Amount (000)#
COMMERCIAL PAPER(g) 1.2%
Talisman Energy, Inc., 144A	P-2	0.250	08/26/13	5,475	5,474,014
Vodafone Group PLC, 144A	P-2	0.420	01/02/14	40,000	39,928,000

TOTAL COMMERCIAL PAPER (cost $45,336,666)					45,402,014

U.S. GOVERNMENT AGENCY OBLIGATION 0.2%
Federal Home Loan Mortgage Corp.(d) (cost $5,995,988)		0.070(g)	01/14/14	6,000	5,998,062

TOTAL SHORT-TERM INVESTMENTS (cost $57,700,874)					57,768,296

TOTAL INVESTMENTS 100.1% (cost $3,652,387,705)					3,699,152,887
Liabilities in excess of other assets(h) (0.1)%					(4,634,100)

NET ASSETS 100.0%					$3,694,518,787

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

The amount represent fair value of derivative instruments subject to interest rate contract risk exposure as of July 31, 2013.

†	The ratings reflected are as of July 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Standard & Poor’s Rating.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2013.
(c)	Less than $500 par.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Prudential Investment LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at July 31, 2013.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at July 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
9,200	10/03/13	3.991%	3 month LIBOR(1)	$(177,068)	$—	$(177,068)	Royal Bank of Scotland PLC
50,000	01/06/14	1.285%	3 month LIBOR(1)	(251,630)	—	(251,630)	UBS AG
20,000	03/03/14	2.158%	3 month LIBOR(1)	(386,722)	—	(386,722)	Barclays Bank PLC
50,000	12/15/14	2.606%	3 month LIBOR(1)	(1,750,723)	1,013	(1,751,736)	Barclays Bank PLC
50,000	01/23/15	0.698%	3 month LIBOR(1)	(196,744)	—	(196,744)	Bank of Nova Scotia

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
40,000	02/03/15	0.575%	3 month LIBOR(1)	$(195,255)	$—	$(195,255)	Bank of Nova Scotia
25,000	06/22/15	0.640%	3 month LIBOR(1)	(98,088)	—	(98,088)	Bank of Nova Scotia
30,000	08/02/15	0.484%	3 month LIBOR(1)	(56,478)	—	(56,478)	Bank of Nova Scotia
35,000	11/13/15	0.453%	3 month LIBOR(1)	57,745	—	57,745	Morgan Stanley Capital Services, Inc.
20,000	12/07/15	0.757%	3 month LIBOR(1)	(106,142)	—	(106,142)	Bank of Nova Scotia
25,000	12/15/15	2.938%	3 month LIBOR(1)	(1,483,658)	—	(1,483,658)	Morgan Stanley Capital Services, Inc.
60,000	01/14/16	0.508%	3 month LIBOR(1)	109,860	—	109,860	Morgan Stanley Capital Services, Inc.
25,000	02/01/16	0.588%	3 month LIBOR(1)	(46,074)	—	(46,074)	Royal Bank of Scotland PLC
25,000	03/04/16	0.505%	3 month LIBOR(1)	39,675	—	39,675	Bank of America
50,000	03/15/16	0.546%	3 month LIBOR(1)	34,722	—	34,722	Deutsche Bank
25,000	04/13/16	0.925%	3 month LIBOR(1)	(242,130)	—	(242,130)	Bank of Nova Scotia
10,000	05/10/16	0.860%	3 month LIBOR(1)	(60,771)	—	(60,771)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 month LIBOR(1)	(100,792)	—	(100,792)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 month LIBOR(1)	(35,152)	—	(35,152)	Bank of Nova Scotia
25,000	06/06/16	0.499%	3 month LIBOR(1)	143,182	—	143,182	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 month LIBOR(1)	47,379	—	47,379	Bank of Nova Scotia
20,000	11/13/16	0.598%	3 month LIBOR(1)	168,336	—	168,336	Morgan Stanley Capital Services, Inc.
25,000	12/06/16	0.575%	3 month LIBOR(1)	258,650	—	258,650	Bank of Nova Scotia
8,400	06/15/17	2.880%	3 month LIBOR(1)	(593,696)	—	(593,696)	Barclays Bank PLC

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
13,000	05/16/18	4.531%	3 month LIBOR(1)	$(1,969,260)	$—	$(1,969,260)	Barclays Bank PLC
20,000	02/18/20	4.762%	3 month LIBOR(1)	(3,783,333)	—	(3,783,333)	Royal Bank of Scotland PLC
20,000	06/01/20	1.235%	3 month LIBOR(1)	1,146,467	—	1,146,467	Bank of Nova Scotia
10,000	12/15/20	3.855%	3 month LIBOR(1)	(1,141,143)	—	(1,141,143)	Morgan Stanley Capital Services, Inc.

				$(10,668,843)	$1,013	$(10,669,856)

Exchange-traded and cleared swap agreements outstanding at July 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation (Depreciation)
40,000	07/15/16	0.800%	3 month LIBOR(1)	$—	$(60,762)	$(60,762)
9,650	06/18/20	1.743%	3 month LIBOR(1)	—	251,403	251,403

				$—	$190,641	$190,641

(1)	The Fund pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$1,320,039,743	$—
Commercial Mortgage-Backed Securities	—	523,600,876	25,407,987
Corporate Bonds	—	1,732,249,727	—
Municipal Bonds	—	40,086,258	—
Affiliated Money Market Mutual Fund	6,368,220	—	—
Commercial Paper	—	45,402,014	—
U.S. Government Agency Obligation	—	5,998,062	—
Other Financial Instruments*
Interest Rate Swaps	190,641	(10,669,856)	—

Total	$6,558,861	$3,656,706,824	$25,407,987

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of portfolio holdings and liabilities shown as a percentage of net assets as of July 31, 2013 was as follows:

Non-Residential Mortgage-Backed Securities	20.3%
Banking	18.7
Residential Mortgage-Backed Securities	15.4
Commercial Mortgage-Backed Securities	14.8
Healthcare & Pharmaceutical	4.5
Automotive	2.9
Insurance	2.7
Capital Goods	2.6
Foods	2.5
Telecommunications	1.7
Metals	1.6
Technology	1.4
Non-Captive Finance	1.2
Commercial Paper	1.2
Chemicals	1.1
Municipal Bonds	1.1%
Electric	1.1
Cable	0.9
Consumer	0.9
Energy—Integrated	0.8
Tobacco	0.5
Pipelines & Other	0.5
Brokerage	0.5
Lodging	0.5
Retailers	0.3
Affiliated Money Market Mutual Fund	0.2
U.S. Government Agency Obligation	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

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The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker—variation margin	$190,641	*	—	$—
Interest rate contracts	Premiums paid for swap agreements	1,013		—	—
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	2,006,016		Unrealized depreciation on over-the-counter swap agreements	12,675,872

Total		$2,197,670			$12,675,872

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(1,051,796)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$5,175,128

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	41

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

For the six months ended July 31, 2013, the Fund’s average notional amount for interest rate swaps was $722,150,000.

The Fund invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar arrangements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Exchange-traded and cleared derivatives	$2,963	$—	$—	$2,963
Over-the-counter derivatives	2,006,016	—	—	2,006,016

				2,008,979

Liabilities:
Over-the-counter derivatives	(12,675,872)	—	—	(12,675,872)

Collateral Amounts Pledged/(Received):
Exchange-traded and cleared derivatives				—
Over-the-counter derivatives				10,805,349

Net Amount				$138,456

See Notes to Financial Statements.

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Prudential Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of July 31, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $3,646,019,485)	$3,692,784,667
Affiliated Investments (cost $6,368,220)	6,368,220
Dividends and interest receivable	6,184,486
Unrealized appreciation on over-the-counter swap agreements	2,006,016
Receivable for investments sold	8,281
Due from broker—variation margin	2,963
Premium paid for swap agreements	1,013

Total assets	3,707,355,646

Liabilities
Unrealized depreciation on over-the-counter swap agreements	12,675,872
Accrued expenses and other liabilities	52,946
Management fee payable	57,134
Payable for investments purchased	24,101
Affiliated transfer agent fee payable	16,667
Payable to custodian	10,132
Dividends payable	7

Total liabilities	12,836,859

Net Assets	$3,694,518,787

Net assets were comprised of:
Common stock, at par	$397,641
Paid-in capital in excess of par	3,966,232,802

3,966,630,443
Distributions in excess of net investment income	(1,079,202)
Accumulated net realized loss on investment transactions	(307,318,419)
Net unrealized appreciation on investments	36,285,965

Net assets, July 31, 2013	$3,694,518,787

Net asset value and redemption price per share ($3,694,518,787 ÷ 397,641,272 shares of $.001 par value common stock issued and outstanding)	$9.29

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	43

Prudential Core Short-Term Bond Fund

Statement of Operations

Six Months Ended July 31, 2013 (Unaudited)

Net Income
Income
Interest income	$21,227,078
Affiliated dividend income	38,875

Total income	21,265,953

Expenses
Management fee	322,255
Custodian’s fees and expenses	55,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000) (Note 3)	50,000
Insurance expenses	31,000
Audit fee	16,000
Legal fees and expenses	11,000
Trustees’ fees	5,000
Shareholders’ reports	4,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	5,840

Total expenses	503,095

Net investment income	20,762,858

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(4,070,343)
Swap agreements transactions	(1,051,796)

(5,122,139)

Net change in unrealized appreciation (depreciation) on:
Investments	599,473
Swap agreements	5,175,128

5,774,601

Net gain on investment transactions	652,462

Net Increase In Net Assets Resulting From Operations	$21,415,320

See Notes to Financial Statements.

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Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2013	Year Ended January 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$20,762,858	$62,902,174
Net realized loss on investment transactions	(5,122,139)	(13,492,085)
Net change in unrealized appreciation (depreciation) on investments	5,774,601	161,563,737

Net increase in net assets resulting from operations	21,415,320	210,973,826

Dividends from net investment income (Note 1)	(25,434,672)	(50,600,611)

Fund share transactions (Note 6)
Net asset value of shares issued in reinvestment of dividends	25,434,635	50,600,701
Cost of shares reacquired	(17,000,000)	(61,200,000)

Net increase (decrease) in net assets from Fund share transactions	8,434,635	(10,599,299)

Total increase	4,415,283	149,773,916

Net Assets:
Beginning of period	3,690,103,504	3,540,329,588

End of period(a)	$3,694,518,787	$3,690,103,504

(a) Includes undistributed net investment income of:	$—	$3,592,612

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	45

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

The Core Fund consists of six separate series—the Prudential Core Taxable Money Market Fund (the “Money Market Fund”), the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations.

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with the relative stability of principal.

Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadviser. At July 31, 2013, 100% of the shares outstanding were owned by such entities of which 3 shareholders held 75.3% of outstanding shares of the Short-Term Bond Fund. No single shareholder of the Money Market Fund held 5% or more of the outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

Securities Valuation: Each Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the

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adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Prudential Investment Portfolios 2	47

Notes to Financial Statements

(Unaudited) continued

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

The Money Market Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

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When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Money Market Fund may hold up to 5% and the Short-Term Bond Fund may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Loan Participations: The Funds may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower and any other persons interpositioned between the Fund and the borrower.

The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements: The Short-Term Bond Fund entered into credit default and interest rate swaps and may enter into total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument

Prudential Investment Portfolios 2	49

Notes to Financial Statements

(Unaudited) continued

for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from

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counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of July 31, 2013, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Prudential Investment Portfolios 2	51

Notes to Financial Statements

(Unaudited) continued

The Fund is party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Federal Income Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

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Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Core Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Core Fund. In connection therewith, PIM is obligated to keep certain books and records of the Core Fund. PI pays for the services of PIM, the cost of compensation of officers of the Core Fund, occupancy and certain clerical and bookkeeping costs of the Core Fund. The Core Fund bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and payable monthly. For the six months ended July 31, 2013, the costs were at an effective annual rate of .005% for the Money Market Fund and .018% for the Short-Term Bond Fund.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Portfolios 2	53

Notes to Financial Statements

(Unaudited) continued

The Short-Term Bond Fund invests in the Money Market Fund. Earnings from the Money Market Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

The Short-Term Bond Fund’s purchases and sales of portfolio securities, other than short-term investments, for the six months ended July 31, 2013, were $1,010,729,197 and $845,414,495, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the investments and the net unrealized appreciation for the Short-Term Bond Fund as of July 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$3,652,387,705	$109,707,721	$(62,942,539)	$46,765,182

The difference between book basis and tax basis and other cost basis adjustments was primarily attributable to appreciation (depreciation) of swaps.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2013:
Shares sold	156,149,607,153	$156,149,607,153	—	$—
Shares issued in reinvestment of distributions	29,697,195	29,697,195	2,729,774	25,434,635
Shares reacquired	(151,794,881,364)	(151,794,881,364)	(1,827,150)	(17,000,000)

Net increase (decrease) in shares outstanding	4,384,422,984	$4,384,422,984	902,624	$8,434,635

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	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Year ended January 31, 2013:
Shares sold	273,453,130,892	$273,453,130,892	—	$—
Shares issued in reinvestment of distributions	71,881,967	71,881,967	5,574,001	50,600,701
Shares reacquired	(271,709,910,377)	(271,709,910,377)	(6,692,219)	(61,200,000)

Net increase (decrease) in shares outstanding	1,815,102,482	$1,815,102,482	(1,118,218)	$(10,599,299)

Note 7. Borrowings and Overdrafts

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 13, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Short-Term Bond Fund did not utilize the SCA during the six months ended July 31, 2013.

Prudential Investment Portfolios 2	55

Financial Highlights

(Unaudited)

Prudential Core Taxable Money Market Fund
	Six Months Ended July 31,		Year Ended January 31,
	2013		2013		2012		2011		2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations:
Net investment income and net realized gains	-	(a)	-	(a)	-	(a)	-	(a)	.01	.03
Dividends and distributions to shareholders	-	(a)	-	(a)	-	(a)	-	(a)	(.01)	(.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(b):	.08%		.21%		.20%		.27%		.50%	2.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,518,802		$33,134,378		$31,319,289		$20,569,201		$17,526,308	$15,359,279
Average net assets (000)	$36,149,051		$33,655,642		$27,404,748		$20,000,768		$16,683,486	$22,364,588
Ratios to average net assets:
Expenses	.01%	(c)	.01%		.01%		.01%		.01%	.01%
Net investment income	.16%	(c)	.21%		.19%		.27%		.48%	2.66%

(a) Less than $.005 per share.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

See Notes to Financial Statements.

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Prudential Core Short-Term Bond Fund
	Six Months Ended July 31,		Year Ended January 31,
	2013		2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.30		$8.90	$9.01	$8.69	$7.40	$9.32
Income (loss) from investment operations:
Net investment income	.05		.16	.15	.15	.17	.33
Net realized and unrealized gain (loss) on investments	-		.37	(.14)	.29	1.25	(1.93)
Total from investment operations	.05		.53	.01	.44	1.42	(1.60)
Less Dividends:
Dividends from net investment income	(.06)		(.13)	(.12)	(.12)	(.13)	(.32)
Net asset value, end of period	$9.29		$9.30	$8.90	$9.01	$8.69	$7.40
Total Return(a):	.58%		5.97%	.12%	5.10%	19.41%	(17.57)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,694,519		$3,690,104	$3,540,330	$3,638,765	$3,500,360	$2,938,484
Average net assets (000)	$3,696,637		$3,609,806	$3,598,740	$3,570,455	$3,189,152	$3,367,022
Ratios to average net assets(b):
Expenses	.03%	(c)	.03%	.03%	.03%	.03%	.02%
Net investment income	1.13%	(c)	1.74%	1.62%	1.73%	2.12%	3.85%
Portfolio turnover rate	24%	(d)	49%	31%	43%	39%	28%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	57

Approval of Advisory Agreements

The Board of Trustees

The Board of Trustees (the “Board”) of Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with Prudential Investments LLC (“PI”) and each Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of each Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not

[1]	Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund are both series of Prudential Investment Portfolios 2.
[2]	Effective September 1, 2013, the Board of Trustees elected three new Trustees: Ellen S. Alberding, Keith F. Hartstein, and James E. Quinn.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Trustees determined that the overall arrangements between the Funds and PI, which serves as the Funds’ investment manager pursuant to a management agreement, and between PI and PIM, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Funds, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Funds. The Board also considered the investment subadvisory services provided by PIM, which it noted had been selected by PI, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of each Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it

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received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Funds by PIM, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Funds’ investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Funds during the year ended December 31, 2012 exceeded the benefits gained by PI, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have extremely low expenses, benefit directly from any cost savings experienced by PI.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Funds’ securities lending agent, transfer agency fees received by the Funds’ transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Funds. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Funds for the one-, three- and five-year periods (and for Prudential Core Taxable Money Market Fund, the ten-year period) ended December 31, 2012. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor for its deliberations.

The mutual funds included in each Fund’s Peer Universe (the Lipper Institutional Money Market Funds Performance Universe for Prudential Core Taxable Money Market Fund, and the Lipper Ultra-Short Obligation Funds Performance Universe3 for Prudential Core Short-Term Bond Fund) and the Peer Groups were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed each Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

[3]

Although Lipper classifies the Fund in its Short Investment Grade Debt Performance Universe, the Ultra-Short Obligation Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for performance comparisons.

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Performance: Prudential Core Taxable Money Market Fund	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that although the Fund’s gross performance in relation to its Peer Universe was in the fourth or third quartiles, the Fund’s net performance (which reflects the impact of Fund fees and subsidies) in relation to the Peer Universe was in the first quartile over all periods.

•	The Board concluded that, in light of the Fund’s competitive net performance against its Peer Universe, it would be in the best interests of the Fund and its shareholders to renew the agreements.

Performance: Prudential Core Short-Term Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, three- and five-year periods.
•

The Board concluded that, in light of the Fund’s strong performance against its benchmark index and against its Peer Universe, it would be in the best interests of the Fund and its shareholders to renew the agreements.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

Prudential Investment Portfolios 2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 23, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	September 23, 2013